Vanguard U.S. Factor ETFs

Vanguard U.S. Liquidity Factor ETF Shares Vanguard U.S. Minimum Volatility ETF Shares Vanguard U.S. Momentum Factor ETF Shares Vanguard U.S. Multifactor ETF Shares Vanguard U.S. Quality Factor ETF Shares Vanguard U.S. Value Factor ETF Shares

Supplement dated November 14, 2018 to the Prospectus and Summary Prospectuses dated February 13, 2018

Prospectus and Summary Prospectus Text Changes

The following replaces similar text under the heading “Investment Advisor”:

Portfolio Manager

Antonio Picca, Portfolio Manager at Vanguard. He has managed the Fund since its inception in February 2018.

Prospectus Text Changes

The following replaces similar text under the heading Investment Advisor:

The manager primarily responsible for the day-to-day management of the Funds is:

Portfolio Manager

Antonio Picca, Portfolio Manager at Vanguard. He has worked in investment management since 2015, has been with Vanguard since 2017, and has managed the Funds since their inception in February 2018. Prior to joining Vanguard, he was a research associate on the strategy research team of Dimensional Fund Advisors. Education: B.S., Bocconi University; M.S., London School of Economics; M.B.A. and joint Ph.D., University of Chicago Booth School of Business and Department of Economics.

The Statement of Additional Information provides information about the portfolio manager’s compensation, other accounts under management, and ownership of shares of the Funds.

© 2018 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS 4419 112018

Vanguard U.S. Multifactor Fund

Supplement dated November 14, 2018 to the Prospectus and Summary Prospectus dated February 13, 2018

Prospectus and Summary Prospectus Text Changes

The following replaces similar text under the heading “Investment Advisor”:

Portfolio Manager

Antonio Picca, Portfolio Manager at Vanguard. He has managed the Fund since its inception in February 2018.

Prospectus Text Changes

The following replaces similar text under the heading Investment Advisor:

The manager primarily responsible for the day-to-day management of the Fund is:

Portfolio Manager

Antonio Picca, Portfolio Manager at Vanguard. He has worked in investment management since 2015, has been with Vanguard since 2017, and has managed the Fund since its inception in February 2018. Prior to joining Vanguard, he was a research associate on the strategy research team of Dimensional Fund Advisors. Education: B.S., Bocconi University; M.S., London School of Economics; M.B.A. and joint Ph.D., University of Chicago Booth School of Business and Department of Economics.

The Statement of Additional Information provides information about the portfolio manager’s compensation, other accounts under management, and ownership of shares of the Fund.

© 2018 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS 516 112018

Vanguard WellingtonTM Fund

Supplement dated November 14, 2018 to the Statement of Additional Information Dated March 27, 2018

Statement of Additional Information Text Changes

Changes to the Vanguard U.S. Liquidity Factor ETF, Vanguard U.S. Minimum Volatility ETF, Vanguard U.S. Momentum Factor ETF, Vanguard U.S. Multifactor ETF, Vanguard U.S. Quality Factor ETF, Vanguard U.S. Value Factor ETF, and Vanguard U.S. Multifactor Fund (the “Factor Funds”).

Antonio Picca, who co-managed the Factor Funds with Liqian Ren, is now the sole portfolio manager for the Funds. All references to Liqian Ren are removed from the Statement of Additional Information.

In the Investment Advisory and Other Services section, the text under the heading “1. Other Accounts Managed” on page B-47 is revised to indicate that Antonio Picca is the sole portfolio manager for the Factor Funds.

© 2018 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

SAI 21B 112018